Commitments And Contingencies	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Commitments And Contingencies
11. Commitments and Contingencies
In the ordinary course of business, the Company enters into contractual agreements with third parties that include non-cancelable
payment obligations, for which the Company is liable in future periods.
On June 3, 2021, the Company entered into a lease agreement for a new cGMP facility in Alameda, California to support planned initial clinical trials for our product candidates (Note 9). The lease will expire in 2032 with future undiscounted operating lease payments of $46.0 million over an initial lease period of eleven years.
In 2021, the Company began construction of the cGMP facility. As of March 31, 2022 the Company paid $8.2 million in construction costs and the purchase commitments amounted to approximately $35.5 million. The agreements with the construction company provide for termination following a certain period after notice. Upon termination, the Company will be responsible for payment for work performed to date.
In 2021, the Company entered into a three-year collaboration and option agreement with BlueRock Therapeutics LP (“BlueRock”) under which the Company granted BlueRock an option to acquire an exclusive or non-exclusive
license to develop, manufacture and commercialize cell therapy products (Note 12). In consideration for the option, the Company is responsible for up to $10.0 million in costs and expenses incurred over the three-year term.
As of March 31, 2022, purchase commitments related to sponsored research agreements amounted to approximately $2.1 million.
The Company has entered into license agreements under which they are obligated to make annual maintenance payments of $0.1 million and specified milestone and royalty payments. Future milestone and royalty payments under these agreements are not considered contractual obligations since the payments under these agreements are contingent upon future events, such as the Company’s achievement of specified development, regulatory, and sales milestones, or generating product sales. As of March 31, 2022, the Company is unable to estimate the timing or likelihood of achieving these milestones or generating future product sales.
Legal Proceedings
The Company is subject to claims and assessments from time to time in the ordinary course of business but does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s financial position, results of operations, or cash flows.
Indemnifications
In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions and has never accrued any liabilities related to such obligations in its condensed consolidated financial statements. The Company has also entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers to the fullest extent permitted by Delaware corporate law. The Company currently has directors’ and officers’ insurance.

13. Commitments and Contingencies
In the ordinary course of business, we enter into contractual agreements with third parties that include non-cancelable
payment obligations, for which we are liable in future periods.
On June 3, 2021, the Company entered into a lease agreement for a new cGMP facility in Alameda, California to support planned initial clinical trials for our product candidates (Note 10). The lease will expire in 2032 with future undiscounted operating lease payments of $46.0 million over an initial lease period of eleven years.
In 2021, the Company began construction of the cGMP facility. As of December 31, 2021 the Company paid $2.6 million in construction costs and the purchase commitments amounted to approximately $35.5 million. The agreements with the construction company provide for termination following a certain period after notice. Upon termination the Company will be responsible for payment for work performed to date.
During the year ended December 31, 2021, the Company entered into a three-year collaboration and option agreement with BlueRock Therapeutics LP (“BlueRock”) under which the Company granted BlueRock an option to acquire an exclusive or
non-exclusive
license to develop, manufacture and commercialize cell therapy products (Note 14). In consideration for the option, the Company is responsible for up to $10.0 million in costs and expenses incurred over the three-year term.
As of December 31, 2021, purchase commitments related to sponsored research agreements amounted to approximately $2.2 million.
The Company has entered into license agreements under which they are obligated to make annual maintenance payments of $0.1 million and specified milestone and royalty payments. Future milestone and royalty payments under these agreements are not considered contractual obligations since the payments under these agreements are contingent upon future events, such as the Company’s achievement of specified development, regulatory, and sales milestones, or generating product sales. As of December 31, 2021, the Company is unable to estimate the timing or likelihood of achieving these milestones or generating future product sales.
Leases
The Company’s commitments under its leases are described in Note 10.
Legal Proceedings
The Company is subject to claims and assessments from time to time in the ordinary course of business but does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s financial position, results of operations, or cash flows.
Indemnifications
In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions and has never accrued any liabilities related to such obligations in its consolidated financial statements. The Company has also entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers to the fullest extent permitted by Delaware corporate law. The Company currently has directors’ and officers’ insurance.

DYNAMICS SPECIAL PURPOSE [Member]
Commitments And Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Shares and any Class A Common Stock issuable upon conversion of any Working Capital Loans have registration rights pursuant to a registration and stockholder rights agreement signed in connection with the Company’s Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In addition, it is anticipated that each signatory to the Investor Rights Agreement (see Note 1), other than the Company, will be granted certain registration rights with respect to their respective shares of Class A Common Stock when that agreement is signed (which is expected to occur at Closing). Further, shares of Class A Common Stock issued to the private investors making Subscriptions will have registration rights pursuant to the Subscription Agreements following the consummation of the Business Combination.
Underwriters Agreement
The Company granted the underwriter of its Initial Public Offering a
45-day
option to purchase up to 3,000,000 additional shares of Class A Common Stock to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriter exercised the over-allotment option in full on May 28, 2021.
The underwriter was paid a cash underwriting fee of $0.20 per share, or $4,600,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per share, or $8,050,000 in the aggregate was payable to the underwriter for deferred underwriting commissions. On December 17, 2021, the underwriter agreed to waive its right to $1,000,000 of the fee payable by the Company for deferred underwriting commissions. The waived fee was recorded to accumulated deficit. The revised deferred underwriting fee of $7,050,000 will become payable to the underwriter from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Financial Advisor Agreement
On December 16, 2021, the Company entered into an agreement (the “Financial Advisor Agreement”) with Morgan Stanley & Co. LLC (“Morgan Stanley”) for financial advisory services in connection with the Senti Business Combination, which services Morgan Stanley had been engaged to provide, and which services Morgan Stanley had provided, since August 4, 2021. The Financial Advisor Agreement shall terminate automatically on December 16, 2022 unless terminated earlier, with or without cause, by either the Company or Morgan Stanley. The Company will pay Morgan Stanley a fee of $1,000,000 upon the consummation of the Company’s proposed initial business combination with Senti.
Placement Agent Agreement
On September 21, 2021, the Company entered into an agreement (the “Placement Agent Agreement”) with Morgan Stanley, J.P. Morgan Securities LLC and BofA Securities, Inc. (together, the “Placement Agents”) for services in connection with the placement of shares of the Company’s Class A Common Stock to certain private investors which is anticipated to occur concurrently with the completion the Senti Business Combination (i.e. the Subscriptions – see Note 1). The Placement Agent Agreement shall terminate automatically on August 28, 2022 unless terminated earlier, with or without cause, by either the Company or any Placement Agent (as to itself only). The Company will pay to the Placement Agents a total fee equal to 4.0% of the aggregate price at which the shares of the Company’s Class A Common Stock are sold to the private investors in the Subscriptions, which fee shall be payable upon the consummation of the placement of the shares. Each of the Placement Agents will receive 33.3% of the fee.

Business Combination Agreement
As set forth in Note 1, the Company has entered into the Business Combination Agreement with Merger Sub and Senti pursuant to which, among other things, Merger Sub will merge with and into Senti, with Senti surviving as a wholly-owned subsidiary of the Company. The Company has also entered into various ancillary transaction documents to give effect to the Merger, which are described throughout this Quarterly Report.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Shares and any Class A Common Stock issuable upon conversion of any Working Capital Loans have registration rights pursuant to a registration and stockholder rights agreement signed in connection with our Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In addition, it is anticipated that each signatory to the Investor Rights Agreement (see Note 1), other than the Company, will be granted certain registration rights with respect to their respective shares of Class A Common Stock when that agreement is signed (which is expected to occur at Closing).
Underwriting Agreement
The Company granted the underwriter of its Initial Public Offering a

45-day
option to purchase up to
3,000,000
additional shares of Class
A Common Stock to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriter exercised the over-allotment option in full on

May
28
,
2021
.
The underwriter was paid a cash underwriting fee of $0.20 per share, or $4,600,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per share, or $8,050,000 in the aggregate was payable to the underwriter for deferred underwriting commissions.
On December 17, 2021
, the underwriter agreed to waive
its right
to $
1,000,000
of the fee payable by the Company for deferred underwriting commissions. The waived fee was recorded to accumulated deficit. The revised deferred underwriting fee of
 $
7,050,000
will become payable to the underwriter from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Financial Advisor Agreement
On December 16, 2021, the Company entered into an agreement (the “Financial Advisor Agreement”) with Morgan Stanley & Co. LLC (“Morgan Stanley”) for financial advisory services in connection with the Senti Business Combination, which services Morgan Stanley had been engaged to provide, and which services Morgan Stanley had provided, since August 4, 2021. The Financial Advisor Agreement shall terminate automatically on
December 16, 2022 unless terminated earlier, with or without cause, by either the Company or Morgan Stanley. The Company will pay Morgan Stanley a fee of $1,000,000 upon the consummation of our proposed initial business combination with Senti.
Placement Agent Agreement
On September 21, 2021, the Company entered into an agreement (the “Placement Agent Agreement”) with Morgan Stanley, J.P. Morgan Securities LLC and BofA Securities, Inc. (together, the “Placement Agents”) for services in connection with the placement of shares of our Class A Common Stock to certain private investors which is anticipated to occur concurrently with the completion the Senti Business Combination (i.e. the Subscriptions – see Note 1). The Placement Agent Agreement shall terminate automatically on August 28, 2022 unless terminated earlier, with or without cause, by either the Company or any Placement Agent (as to itself only). The Company will pay to the Placement Agents a total fee equal to 4.0% of the aggregate price at which the shares of our Class A Common Stock are sold to the private investors in the Subscriptions, which fee shall be payable upon the consummation of the placement of the shares. Each of the Placement Agents will receive 33.3% of the fee.

Business Combination Agreement
As set forth in “Part I, Item 1. Business” of this Report, we have entered into the Business Combination Agreement with Merger Sub and Senti pursuant to which, among other things, Merger Sub will merge with and into Senti, with Senti surviving as a wholly-owned subsidiary of the Company. We have also entered into various ancillary transaction documents to give effect to the Merger, which are described throughout this Report.